Putnam Investments

100 Federal Street

Boston, MA 02110

February 2, 2022

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Mortgage Securities Fund (Reg. No. 2-87634) (811-03897)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No 57 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 27, 2022.

Comments or questions concerning this certificate may be directed to Amanda Block at 1-800-225-2465, ext. 13171.

Very truly yours,

Putnam Mortgage Securities Fund

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc: James E. Thomas, Esq.